Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2025
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	Consolidated
	30 June 2025	30 June 2024
	$	$
Current liabilities
Trade payables	182,632	387,034
Accruals	100,138	465,639
Payroll tax payable	-	32,886
Wages Payable - Employees	1,070	9,116
PAYG Withholding Payable	155,284	314,599
Superannuation Payable	23,039	121,530
Insurance Funding	109,931	2,894
Wages Payable – related party	-	224,488
	572,094	1,558,186